Note 15 - Financial Assets and Liabilities - Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Fair value of assets		$ 0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other financial assets [member]
Statement Line Items [Line Items]
Fair value of assets	$ 1,165
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Investment in associate [member]
Statement Line Items [Line Items]
Fair value of assets	30,000
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Contingent consideration [member]
Statement Line Items [Line Items]
Fair value of liabilities		600
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other liabilities [member]
Statement Line Items [Line Items]
Fair value of liabilities	500
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Fair value of liabilities	4,762	6,106
At fair value [member] | Other financial assets [member]
Statement Line Items [Line Items]
Fair value of assets	1,165
At fair value [member] | Investment in associate [member]
Statement Line Items [Line Items]
Fair value of assets	30,000
At fair value [member] | Contingent consideration [member]
Statement Line Items [Line Items]
Fair value of liabilities		600
At fair value [member] | Other liabilities [member]
Statement Line Items [Line Items]
Fair value of liabilities	500
At fair value [member] | Financial lease liabilities and other loans [member]
Statement Line Items [Line Items]
Fair value of liabilities	$ 4,762	$ 6,106